6. Equipment Notes Payable	9 Months Ended
Sep. 30, 2012
Notes
6. Equipment Notes Payable

6.  EQUIPMENT NOTES PAYABLE

The principal amounts of the equipment notes due over coming years are as follows:

Principal Due September 30,
9/30/2013	242,383
9/30/2014	76,706
9/30/2015	-
Total equipment notes due	319,089